SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Furniture and Equipment [Member] | Minimum [Member]
Noncontrolling Interest [Line Items]
Premises and equipment, useful life	3 years
Furniture and Equipment [Member] | Maximum [Member]
Noncontrolling Interest [Line Items]
Premises and equipment, useful life	25 years
Building Premises [Member] | Minimum [Member]
Noncontrolling Interest [Line Items]
Premises and equipment, useful life	7 years
Building Premises [Member] | Maximum [Member]
Noncontrolling Interest [Line Items]
Premises and equipment, useful life	50 years
Leasehold Improvements [Member] | Minimum [Member]
Noncontrolling Interest [Line Items]
Premises and equipment, useful life	5 years
Leasehold Improvements [Member] | Maximum [Member]
Noncontrolling Interest [Line Items]
Premises and equipment, useful life	40 years
COVID-19 [Member]
Noncontrolling Interest [Line Items]
Aggregate balance		$ 5,800
Aggregate appraised value		$ 9,600
West View Savings Bank [Member]
Noncontrolling Interest [Line Items]
Interest in subsidiary	100.00%